Business Segments (Narrative) (Detail) ¥ in Billions	6 Months Ended
Sep. 30, 2018 JPY (¥)
Business Segment [Member] | Customer Business [Member] | Retail & Commercial Banking Business Group [Member]
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)	¥ 0.3
Business Segment [Member] | Customer Business [Member] | Japanese Corporate & Investment Banking Business Group [Member]
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)	(5.2)
Business Segment [Member] | Customer Business [Member] | Global Corporate & Investment Banking Business Group [Member]
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)	(4.8)
Business Segment [Member] | Customer Business [Member] | Global Commercial Banking Business Group [Member]
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)	(7.4)
Business Segment [Member] | Global Markets Business Group [Member]
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)	1.0
Business Segment, Other [Member]
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)	¥ 16.1